Other Current Liabilities - Details of Other Current Liabilities (Detail) - USD ($) $ in Millions	Mar. 31, 2016	Dec. 31, 2015
Payables and Accruals [Abstract]
Accrued operating expenses	$ 125	$ 139
Accrued exploration and development	537	637
Accrued compensation and benefits	75	166
Accrued interest	108	144
Accrued income taxes	48	47
Current debt	1	1
Current asset retirement obligation	36	36
Other	64	53
Total Other current liabilities	$ 994	$ 1,223